Other Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Amortized of loan issuance cost into interest expense	$ 5.1	$ 3.2	$ 6.5